Income Taxes (Reconciliation Of Statutory Income Tax Expense/(Benefit)) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Taxes [Abstract]
Income tax expense at statutory income tax rate		$ 341,425	$ 229,224	$ 77,698
Non-deductible expenditures (permanent differences)		59,234	24,426	(128)
Foreign rate differential	[1]	(210,854)	(116,277)	(51,544)
Differences between statutory and actual income tax expense		(151,620)	(91,851)	(51,672)
Provision for income taxes		189,805	$ 137,373	$ 26,026
Release of valuation allowance		$ 25,000

[1]	The tax variance as a result of global activities is primarily caused by our operations in countries with a lower statutory tax rate than the statutory tax rate in the Netherlands.